Directors Affected by Gold Fields Management Scheme Modification (Detail) (Stock Appreciation Rights)				12 Months Ended
	Dec. 31, 2013 ZAR	Dec. 31, 2012 ZAR	Dec. 31, 2011 ZAR	Dec. 31, 2013 The Gold Fields Limited 2005 Share Plan Nicholas J. Holland USD ($)	Dec. 31, 2013 The Gold Fields Limited 2005 Share Plan Nicholas J. Holland ZAR	Dec. 31, 2012 The Gold Fields Limited 2005 Share Plan Nicholas J. Holland USD ($)	Dec. 31, 2012 The Gold Fields Limited 2005 Share Plan Nicholas J. Holland ZAR	Dec. 31, 2013 The Gold Fields Limited 2005 Share Plan Paul Schmidt USD ($)	Dec. 31, 2013 The Gold Fields Limited 2005 Share Plan Paul Schmidt ZAR	Dec. 31, 2012 The Gold Fields Limited 2005 Share Plan Paul Schmidt USD ($)	Dec. 31, 2012 The Gold Fields Limited 2005 Share Plan Paul Schmidt ZAR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options				121,428	121,428	49,000	49,000	75,082	75,082	43,310	43,310
Average instrument price			119.17	$ 8.21	84.91	$ 12.80	109.66	$ 8.56	88.46	$ 12.68	108.67
Contractual life extended by (years)				1 month 28 days	1 month 28 days	22 days	22 days	2 months 1 day	2 months 1 day	22 days	22 days